Schedule of Warrants Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Apr. 19, 2026	Apr. 19, 2026
Warrants outstanding	22,395,950	22,395,950
Warrants exercise price	$ 1.10	$ 1.10
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Aug. 19, 2026	Aug. 19, 2026
Warrants outstanding	2,742,519	2,742,519
Warrants exercise price	$ 0.44	$ 0.44
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Dec. 09, 2026	Dec. 09, 2026
Warrants outstanding	8,473,500	8,473,500
Warrants exercise price	$ 0.29	$ 0.29
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Dec. 15, 2026	Dec. 15, 2026
Warrants outstanding	2,341,600	2,341,600
Warrants exercise price	$ 0.29	$ 0.29
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Aug. 14, 2027	Aug. 14, 2027
Warrants outstanding	8,603,800	8,603,800
Warrants exercise price	$ 0.22	$ 0.22
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Mar. 19, 2028	May 24, 2028
Warrants outstanding	8,152,200	5,687,500
Warrants exercise price	$ 0.22	$ 0.59
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Nov. 30, 2028	Nov. 30, 2028
Warrants outstanding	60,155,339	60,155,339
Warrants exercise price	$ 0.22	$ 0.22
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Feb. 26, 2031
Warrants outstanding	5,687,500
Warrants exercise price	$ 0.22
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding	118,552,408	110,400,208